Disclosure of temporary differences recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Deferred income tax asset	$ 15,513	$ 31,937	$ 40,162
Deferred income tax liability	324,090	309,403	328,263
Deferred income tax (liability) asset	(308,577)	(277,466)	(288,101)
Property, plant and equipment [Member]
Statements [Line Items]
Deferred income tax asset	(83,407)	(102,053)	(71,837)
Deferred income tax (recovery) expense	(18,646)	30,216
Deferred income tax liability	339,037	320,036	389,502
Deferred income tax expense (recovery)	25,456	(69,466)
Pension obligation [Member]
Statements [Line Items]
Deferred income tax asset	7,817	10,034	13,092
Deferred income tax (recovery) expense	2,739	(787)
Deferred income tax liability	0	0	(12,150)
Deferred income tax expense (recovery)	0	12,150
Other employee benefits [Member]
Statements [Line Items]
Deferred income tax asset	13,488	16,742	17,778
Deferred income tax (recovery) expense	3,254	1,036
Deferred income tax liability	240	192	(14,806)
Deferred income tax expense (recovery)	48	14,998
Asset retirement obligations [Member]
Statements [Line Items]
Deferred income tax liability	(918)	(789)	(11,357)
Deferred income tax expense (recovery)	(129)	10,568
Non-capital losses [Member]
Statements [Line Items]
Deferred income tax asset	72,470	91,495	59,034
Deferred income tax (recovery) expense	19,025	(32,461)
Deferred income tax liability	(27,374)	(27,539)	(46,500)
Deferred income tax expense (recovery)	165	18,961
Share issue and debt costs [Member]
Statements [Line Items]
Deferred income tax asset	10,896	15,707	16,319
Deferred income tax (recovery) expense	4,807	2,850
Other [Member]
Statements [Line Items]
Deferred income tax asset	(5,751)	12	5,776
Deferred income tax (recovery) expense	7,681	1,657
Deferred income tax liability	(3,672)	(235)	6,083
Deferred income tax expense (recovery)	(3,439)	(6,318)
Income tax effect of temporary differences [Member]
Statements [Line Items]
Deferred income tax asset	15,513	31,937	40,162
Deferred income tax (recovery) expense	18,860	2,511
Deferred income tax liability	307,313	291,665	310,772
Deferred income tax expense (recovery)	22,101	(19,107)
Deferred income tax (liability) asset	(291,800)	(259,728)	$ (270,610)
Net deferred income tax expense (recovery)	$ 40,961	$ (16,596)